Average Annual Total Returns		12 Months Ended	60 Months Ended	89 Months Ended	102 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
WisdomTree U.S. Multifactor Fund | WisdomTree U.S. Multifactor Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.62%	9.58%		10.69%
Performance Inception Date	Jun. 29, 2017
WisdomTree U.S. Multifactor Fund | S&P 500® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%		14.89%
Performance Inception Date	Jun. 29, 2017
WisdomTree U.S. Multifactor Fund | MSCI USA Investable Market Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.25%	13.30%		14.35%
Performance Inception Date	Jun. 29, 2017
WisdomTree U.S. Multifactor Fund | S&P 500® Equal Weight Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		11.43%	10.48%		11.08%
Performance Inception Date	Jun. 29, 2017
WisdomTree U.S. Multifactor Fund | WisdomTree U.S. Multifactor Fund
Prospectus [Line Items]
Average Annual Return, Percent		4.46%	9.40%		10.55%
Performance Inception Date	Jun. 29, 2017
WisdomTree U.S. Multifactor Fund | WisdomTree U.S. Multifactor Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.12%	9.02%		10.16%
Performance Inception Date	Jun. 29, 2017
WisdomTree U.S. Multifactor Fund | WisdomTree U.S. Multifactor Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.88%	7.38%		8.54%
Performance Inception Date	Jun. 29, 2017
WisdomTree International Multifactor Fund | MSCI EAFE Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		31.22%	8.92%	8.21%
Performance Inception Date	Aug. 10, 2018
WisdomTree International Multifactor Fund | MSCI EAFE Local Currency Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		20.60%	11.48%	8.87%
Performance Inception Date	Aug. 10, 2018
WisdomTree International Multifactor Fund | WisdomTree International Multifactor Fund
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	9.52%	7.26%
Performance Inception Date	Aug. 10, 2018
WisdomTree International Multifactor Fund | WisdomTree International Multifactor Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		24.39%	8.68%	6.56%
Performance Inception Date	Aug. 10, 2018
WisdomTree International Multifactor Fund | WisdomTree International Multifactor Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		15.58%	7.42%	5.71%
Performance Inception Date	Aug. 10, 2018
WisdomTree Emerging Markets Multifactor Fund | MSCI Emerging Markets Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		33.56%	4.20%	6.34%
Performance Inception Date	Aug. 10, 2018
WisdomTree Emerging Markets Multifactor Fund | WisdomTree Emerging Markets Multifactor Fund
Prospectus [Line Items]
Average Annual Return, Percent		21.68%	7.82%	5.84%
Performance Inception Date	Aug. 10, 2018
WisdomTree Emerging Markets Multifactor Fund | WisdomTree Emerging Markets Multifactor Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		20.88%	7.52%	5.50%
Performance Inception Date	Aug. 10, 2018
WisdomTree Emerging Markets Multifactor Fund | WisdomTree Emerging Markets Multifactor Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		13.26%	6.33%	4.73%
Performance Inception Date	Aug. 10, 2018